SEMI-ANNUAL REPORT

                           IAI RETIREMENT FUNDS, INC.

                IAI REGIONAL PORTFOLIO, IAI BALANCED PORTFOLIO,
                             IAI RESERVE PORTFOLIO

                                 JUNE 30, 2000






                                   [LOGO] IAI
                                  MUTUAL FUNDS

                               TABLE OF CONTENTS
                           IAI RETIREMENT FUNDS, INC.


                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2000


        Letter to Shareholders ..................................... 2

        Portfolio Managers' Reviews

             IAI Regional Portfolio ................................ 3

             IAI Balanced Portfolio ................................ 4

             IAI Reserve Portfolio ................................. 5

        Schedules of Investments

             IAI Regional Portfolio ................................ 6

             IAI Balanced Portfolio ................................ 7

             IAI Reserve Portfolio ................................. 9

        Notes to Schedules of Investments ..........................10

        Statements of Assets and Liabilities .......................11

        Statements of Operations ...................................12

        Statements of Changes in Net Assets

             IAI Regional Portfolio ................................13

             IAI Balanced Portfolio ................................14

             IAI Reserve Portfolio .................................15

        Financial Highlights

             IAI Regional Portfolio ................................16

             IAI Balanced Portfolio ................................17

             IAI Reserve Portfolio .................................18

        Notes to Financial Statements ..............................19

        Distributor, Adviser, Custodian,
        Legal Counsel, Independent Auditors,
        Directors ..........................................Back Cover



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                IAI Mutual Funds
      c/o Firstar Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin
                                 53201-0701 USA

                                  800.945.3863

                             LETTER TO SHAREHOLDERS
                           IAI RETIREMENT FUNDS, INC.


ECONOMIC REVIEW AND OUTLOOK

Signs of a developing economic slowdown began to surface during the second quarter. However, the length and depth of the slowdown are still open to debate. In each of the last two years the economy paused in the second quarter, only to reaccelerate in the last half of the year. It's still too early to tell if this pattern will be repeated this year, but six interest rate increases by the Fed in the last twelve months make a strong case for a longer lasting slowdown. Nevertheless, the question remains: Is the Fed done?

The inflation outlook continues to be mixed. Certainly the trend of inflation has been moving higher. Gasoline prices have received a lot of recent attention and energy prices have been driving the consumer price index up. However, price indices excluding energy costs are still relatively well behaved. Likewise, commodity prices (excluding energy) and the price of gold are moving sideways, giving no clear signal about the future trend. Although this inflation news is better than what might be expected at this stage of the economic cycle, it is important to remember that inflation is a lagging indicator. As such, the inflation rate may continue to rise even as the economy cools. Thus, the threat of rising inflation doesn't immediately go away. Instead, it presents a dilemma for the Fed and a risk for investors.

Some of the most convincing evidence of a slowdown comes from the labor markets. Private sector payroll gains slowed in the second quarter. The headline reports probably overstated the weakness because the unemployment rate remained near its 30-year low while some anecdotal evidence continued to point toward upward wage pressure from a tight labor market. Yet, a softer trend seems to be developing. New job creation is the engine that drives consumer confidence, income growth and spending. Consumer spending is the engine that drives the U.S. economy. Thus, a softer labor market is consistent with a slower economy. But again the dilemma: Can the Fed tighten to curb rising inflation if the labor markets look soft-particularly in a presidential election year? Policy makers will see one more month's employment data before their August meeting; that report will likely help some Fed members make their decision.

Monetary policy during the last year has been extremely erratic. The Fed started raising interest rates in June of last year, but chose to reverse its policy at year-end in an attempt to forestall potential Y2K liquidity problems. Although viewed as a temporary-but necessary-action, the amount of additional liquidity provided by the Fed was overwhelming. By February, the Fed was aggressively withdrawing the excess liquidity, pushing reserve growth into record negative territory. These wide swings in policy probably explain the unprecedented market volatility experienced during the last six months.

Clearly the Fed has increased short-term interest rates during the last year, and the economy is beginning to feel the impact of this change. Yet, it's just as clear that monetary policy is not "tight"-at least not in comparison to the way credit availability was strangled by the Fed at times in the 1980s. The current policy ambiguity-higher rates but adequate credit availability-is consistent with the mixed data coming from the economy. The policy is also consistent with the Fed's attempt to "fine tune" the economy onto a less inflationary path without causing a recession.

The markets responded favorably in May to signs of a slowing economy. Investors viewed the data as a strong signal that the Fed might be done raising interest rates. This shift in sentiment sparked the rally. Yet investor sentiment is probably ahead of economic reality. The Fed is likely to nudge rates higher at the August meeting and then hope they have done enough to achieve a soft landing.

                           PORTFOLIO MANAGER'S REVIEW
                             IAI REGIONAL PORTFOLIO


IAI REGIONAL PORTFOLIO

FUND MANAGEMENT
JULIAN P. "BING" CARLIN, CFA


HOW HAS THE PORTFOLIO PERFORMED?

The IAI Regional Portfolio gained 4.54% for the six months ending June 30, 2000. This compares favorably to the S&P 500's return of (0.42)% for the same period.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The main question on investors' minds seems to be whether or not the Federal Reserve will be successful in its efforts to cause the economy to have a soft landing and to avoid a recession. The Fed has raised rates a total of 175 basis points over the last several quarters, and even though they declined to raise rates in June, it is uncertain whether they will raise rates at least once more.

The increase in oil prices serves as an additional tax and the ripple effect is just beginning to be felt. This puts more pressure on the soft landing theory. Finally, the trade deficit (currently at an annual run rate of $350 billion) will put pressure on the US dollar against the Yen and Euro.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

The Portfolio's performance was helped by our stock selection in the technology and financial sectors as our stocks outperformed those in the index. Within technology, we believe companies participating in fiber optics will continue to see robust growth as reflected by strong performance from ADC Telecommunications and Corning Inc. Reliastar was our best performing name in financials as the stock appreciated significantly on an announcement that they would be acquired by Amsterdam-based ING. Pushing the Portfolio's return down were stocks within the capital goods, communications services, and consumer cyclical sectors.

WERE THERE ANY SIGNIFICANT CHANGES?

We entered the second quarter of 2000 with under-weight positions in both the technology and financial sectors due to our concerns over valuation (in technology) and rising interest rates. This defensive posture benefited the Portfolio as technology stocks within the S&P 500 lost 9% as a group and financials posted almost a 3% decline for the quarter.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Another volatile quarter in the markets has caused the Dow Jones, S&P 500, and NASDAQ to all be in negative territory for the first six months of this year. While many companies continue to exceed earnings expectations, others disappoint Wall Street and their stock prices are immediately affected. This environment of punishing even minor disappointments is expected to continue.

With technology changing the way we live, we are in an exciting yet challenging period. We continue to emphasize good stock selection with diversified positions across all S&P sectors as well as a modest amount of cash.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

               IAI REGIONAL PORTFOLIO
                (INCEPTION 1/31/94)         S & P 500 INDEX *
                -------------------         -----------------
Jan-94              $ 10,000                   $ 10,000
Feb-94                10,000                      9,728
Mar-94                10,000                      9,306
Apr-94                10,000                      9,426
May-94                10,000                      9,580
Jun-94                10,020                      9,343
Jul-94                10,120                      9,652
Aug-94                10,890                     10,045
Sep-94                10,640                      9,802
Oct-94                10,820                     10,029
Nov-94                10,330                      9,661
Dec-94                10,620                      9,803
Jan-95                10,620                     10,057
Feb-95                10,980                     10,447
Mar-95                11,140                     10,757
Apr-95                11,420                     11,074
May-95                11,680                     11,512
Jun-95                11,986                     11,782
Jul-95                12,587                     12,177
Aug-95                12,597                     12,210
Sep-95                12,967                     12,723
Oct-95                12,846                     12,677
Nov-95                13,717                     13,235
Dec-95                14,178                     13,479
Jan-96                14,339                     13,941
Feb-96                14,549                     14,076
Mar-96                14,599                     14,214
Apr-96                15,330                     14,426
May-96                15,841                     14,798
Jun-96                15,377                     14,859
Jul-96                14,405                     14,198
Aug-96                14,975                     14,501
Sep-96                15,207                     15,317
Oct-96                15,070                     15,745
Nov-96                15,640                     16,943
Dec-96                15,862                     16,613
Jan-97                16,053                     17,647
Feb-97                15,894                     17,789
Mar-97                15,102                     17,049
Apr-97                15,282                     18,062
May-97                16,624                     19,170
Jun-97                17,179                     20,023
Jul-97                18,316                     21,629
Aug-97                18,173                     20,433
Sep-97                19,409                     21,547
Oct-97                18,373                     20,835
Nov-97                18,141                     21,788
Dec-97                17,998                     22,158
Jan-98                17,699                     22,408
Feb-98                18,726                     24,019
Mar-98                19,366                     25,249
Apr-98                19,312                     25,504
May-98                18,881                     25,066
Jun-98                18,885                     26,083
Jul-98                17,963                     25,804
Aug-98                14,863                     22,073
Sep-98                15,866                     23,488
Oct-98                16,496                     25,397
Nov-98                17,499                     26,936
Dec-98                18,279                     28,488
Jan-99                18,349                     29,679
Feb-99                17,929                     28,756
Mar-99                17,812                     29,906
Apr-99                18,453                     31,063
May-99                18,699                     30,330
Jun-99                19,441                     32,014
Jul-99                19,120                     31,015
Aug-99                18,799                     30,860
Sep-99                18,573                     30,014
Oct-99                19,677                     31,914
Nov-99                20,045                     32,562
Dec-99                21,622                     34,480
Jan-00                20,353                     32,749
Feb-00                21,765                     32,130
Mar-00                22,773                     35,272
Apr-00                22,334                     34,210
May-00                22,477                     33,509
Jun-00                22,605                     34,333


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/00
                                                                 Since Inception
                             Six Months**  1 Year      5 Years       1/31/94
--------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO          4.54%       16.28%      13.53%        13.55%
--------------------------------------------------------------------------------
S & P 500 Index                (0.42)%       7.24%      23.80%        21.15%*
--------------------------------------------------------------------------------

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGER'S REVIEW
                             IAI BALANCED PORTFOLIO


IAI BALANCED PORTFOLIO

FUND MANAGEMENT
LARRY R. HILL, CFA
JEFF MALET, CFA


HOW HAS THE PORTFOLIO PERFORMED?

The IAI Balanced Portfolio increased 2.06% for the six month period ending June 30, 2000. This compares to a return of (0.42%) for the S & P 500 stock index and 4.18% for the Lehman Government/CorporateBond Index.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The stock market went on a roller coaster ride in the first six months of the year. Strong gains in the first quarter were erased by a dramatic sell-off in April and May. Although June was a winning month for stocks, the gains were not enough to offset the April-May period. The bond market followed a more stable path, ending the period with a return slightly above the average coupon yield in the market. The Portfolio's balanced use of both bonds and stocks helped to produce positive results during the period.

WHICH HOLDINGS WERE PARTICULARLY SUCCESSFUL FOR THE PORTFOLIO? WERE THERE ANY DISAPPOINTMENTS?

Consumer cyclical stocks were the largest detractors from fund performance, as Gap, Lowe and Target lagged their peers. Technology is the largest sector weighting in the Portfolio, and negative performance in this sector also detracted from performance. Consumer staples and healthcare companies, including Cardinal Health, PepsiCo, Clear Channel Communications and Pfizer posted strong gains and boosted Portfolio performance. In the bond portfolio, the Portfolio avoided corporate bonds, which generally lagged the Treasury market. The Portfolio's weighting in long Treasury bonds boosted results, as this sector of the bond market far outperformed all other sectors in the last six months.

WERE THEIR ANY SIGNIFICANT CHANGES?

The Portfolio established new positions in Comcast Corp, Eli Lilly and Applied materials, eliminating positions in Weyerhaeuser, Electronic Arts and Citrix Systems. In the bond portfolio, the Portfolio boosted its weighting in both long Treasury issues and cash reserves. This better positioned the portfolio for an inverted yield curve. The Portfolio benefited from these shifts.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

Fed policy has been restrictive for the last year, and this is having its desired effect of slowing economic growth to a more sustainable pace. The downshift in the economy should allow the Fed to delay further rate moves in the coming months. A slowing economy with the Fed on hold is already built into stock and bond prices, so we don't expect to see a major change in market direction. The presidential election adds a further reason for the market to remain in a broad range. We will continue to manage a well diversified portfolio of companies, emphasizing technology and selected healthcare stocks, areas we feel will be promising in the months ahead. In bonds, we will continue to emphasize Treasury and Agency issues along with a relatively neutral portfolio duration. No change is expected in the current stock/bond mix.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

           IAI BALANCED PORTFOLIO                        LEHMAN GOVERNMENT/
             (INCEPTION 2/3/94)     S & P 500 INDEX*    CORPORATE BOND INDEX*
             ------------------     ----------------    ---------------------

Feb-94           $ 10,000              $ 10,000               $ 10,000
Feb-94             10,000                 9,728                  9,782
Mar-94             10,000                 9,306                  9,543
Apr-94             10,000                 9,426                  9,464
May-94             10,000                 9,580                  9,447
Jun-94              9,900                 9,343                  9,425
Jul-94             10,160                 9,652                  9,613
Aug-94             10,370                10,045                  9,617
Sep-94             10,290                 9,802                  9,471
Oct-94             10,360                10,029                  9,461
Nov-94             10,100                 9,661                  9,444
Dec-94             10,220                 9,803                  9,506
Jan-95             10,380                10,057                  9,689
Feb-95             10,600                10,447                  9,913
Mar-95             10,800                10,757                  9,980
Apr-95             10,740                11,074                 10,119
May-95             11,020                11,512                 10,543
Jun-95             11,282                11,782                 10,627
Jul-95             11,503                12,177                 10,586
Aug-95             11,605                12,210                 10,722
Sep-95             11,725                12,723                 10,831
Oct-95             11,644                12,677                 10,990
Nov-95             11,947                13,235                 11,171
Dec-95             11,877                13,479                 11,335
Jan-96             12,079                13,941                 11,406
Feb-96             12,039                14,076                 11,164
Mar-96             12,009                14,214                 11,070
Apr-96             12,140                14,426                 10,994
May-96             12,280                14,798                 10,976
Jun-96             12,282                14,859                 11,122
Jul-96             12,015                14,198                 11,148
Aug-96             12,035                14,501                 11,121
Sep-96             12,436                15,317                 11,318
Oct-96             12,620                15,745                 11,583
Nov-96             13,144                16,943                 11,796
Dec-96             13,041                16,613                 11,664
Jan-97             13,349                17,647                 11,678
Feb-97             13,277                17,789                 11,703
Mar-97             12,897                17,049                 11,564
Apr-97             13,255                18,062                 11,733
May-97             13,881                19,170                 11,842
Jun-97             14,267                20,023                 11,984
Jul-97             14,990                21,629                 12,351
Aug-97             14,607                20,433                 12,212
Sep-97             15,021                21,547                 12,404
Oct-97             14,852                20,835                 12,603
Nov-97             15,064                21,788                 12,670
Dec-97             15,203                22,158                 12,803
Jan-98             15,288                22,408                 12,983
Feb-98             15,809                24,019                 12,957
Mar-98             16,214                25,249                 12,997
Apr-98             16,321                25,504                 13,062
May-98             16,097                25,066                 13,202
Jun-98             16,356                26,083                 13,337
Jul-98             16,039                25,804                 13,347
Aug-98             15,176                22,073                 13,608
Sep-98             15,613                23,488                 13,997
Oct-98             16,345                25,397                 13,897
Nov-98             16,565                26,936                 13,981
Dec-98             17,045                28,488                 14,014
Jan-99             16,728                29,679                 14,114
Feb-99             16,520                28,756                 13,778
Mar-99             16,586                29,906                 13,847
Apr-99             17,275                31,063                 13,881
May-99             17,121                30,330                 13,738
Jun-99             17,496                32,014                 13,696
Jul-99             17,253                31,015                 13,658
Aug-99             16,985                30,860                 13,647
Sep-99             16,661                30,014                 13,769
Oct-99             16,836                31,914                 13,805
Nov-99             17,184                32,562                 13,797
Dec-99             17,660                34,480                 13,713
Jan-00             17,371                32,749                 13,709
Feb-00             17,440                32,130                 13,880
Mar-00             18,450                35,272                 14,080
Apr-00             17,812                34,210                 14,011
May-00             17,511                33,509                 13,998
Jun-00             18,026                34,333                 14,284


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/00
                                                                 Since Inception
                             Six Months**   1 Year     5 Years       2/03/94
--------------------------------------------------------------------------------
IAI BALANCED PORTFOLIO          2.06%         3.01%      9.82%        9.63%
--------------------------------------------------------------------------------
S & P 500 Index                (0.42)%        7.24%     23.80%       21.15%*
--------------------------------------------------------------------------------
Lehman Government/
Corporate Bond Index            4.18%         4.32%      6.10%        5.72%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 2/01/94
** NOT ANNUALIZED

                           PORTFOLIO MANAGER'S REVIEW
                             IAI RESERVE PORTFOLIO


IAI RESERVE PORTFOLIO

FUND MANAGEMENT
LARRY R. HILL, CFA


HOW HAS THE PORTFOLIO PERFORMED?

The IAI Retirement Reserve Portfolio earned a return of 3.22% in the six month period ending June 30, 2000. This compares to a return of 2.98% for the Salomon Brothers One Year Treasury Bill Index for the same period.

CAN YOU POINT TO ANY SPECIFIC MARKET FACTORS THAT INFLUENCED THE PORTFOLIO'S PERFORMANCE?

The Federal Reserve raised short term interest rates on three separate occasions in the first six months of 2000. As a result, short term yields, as measured by three month Treasury rates, rose. The Fund's shorter maturity helped protect the value of the principal and allowed the Fund to reinvest its cash flows at higher yields.

In addition to higher short term rates, corporate bond credit spreads widened during the period, causing corporate bonds to under perform comparable Treasury issues. The Fund does not own any corporate bonds and was able to avoid this under-performance.

WERE THERE ANY SIGNIFICANT CHANGES IN THE PORTFOLIO?

There were no significant changes in investment strategy during the six months period ending June 30, 2000. The Fund is invested in short maturity Treasury and Federal Agency securities along with a healthy level of cash reserves. This relatively conservative posture is generally successful during periods of Fed tightening, such as the first six months of the year.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

U.S. economic growth showed signs of moderating in the second quarter, particularly in the housing market which has softened in response to the Fed's year-long campaign to raise interest rates. In a perfect world, the economy would glide to a soft landing, inflationary pressures would subside and the Fed would be done tightening. The bond market is priced for perfection, but a lot can go wrong with this scenario. Thus, there seems to be little upside over the next several months. Most likely, the market will remain in a range around current levels. The Portfolio is well positioned for this market environment and no major changes are anticipated.


VALUE OF $10,000 INVESTMENT+

[PLOT POINTS CHART]

           IAI RESERVE PORTFOLIO      SALOMON BROTHERS ONE
            (INCEPTION 4/7/94)      YEAR TREASURY BILL INDEX*
            ------------------      -------------------------

Apr-94          $ 10,000                   $ 10,000
Apr-94            10,000                      9,991
May-94            10,012                     10,011
Jun-94            10,044                     10,046
Jul-94            10,074                     10,109
Aug-94            10,101                     10,144
Sep-94            10,137                     10,160
Oct-94            10,161                     10,202
Nov-94            10,197                     10,195
Dec-94            10,225                     10,232
Jan-95            10,271                     10,335
Feb-95            10,317                     10,426
Mar-95            10,363                     10,488
Apr-95            10,409                     10,560
May-95            10,454                     10,654
Jun-95            10,496                     10,716
Jul-95            10,537                     10,769
Aug-95            10,578                     10,821
Sep-95            10,616                     10,869
Oct-95            10,665                     10,930
Nov-95            10,707                     10,995
Dec-95            10,746                     11,060
Jan-96            10,794                     11,131
Feb-96            10,837                     11,144
Mar-96            10,870                     11,180
Apr-96            10,901                     11,218
May-96            10,950                     11,264
Jun-96            10,983                     11,326
Jul-96            11,032                     11,369
Aug-96            11,071                     11,424
Sep-96            11,112                     11,500
Oct-96            11,184                     11,588
Nov-96            11,233                     11,647
Dec-96            11,277                     11,686
Jan-97            11,316                     11,745
Feb-97            11,350                     11,787
Mar-97            11,388                     11,819
Apr-97            11,428                     11,891
May-97            11,479                     11,966
Jun-97            11,516                     12,036
Jul-97            11,573                     12,123
Aug-97            11,608                     12,166
Sep-97            11,663                     12,231
Oct-97            11,709                     12,300
Nov-97            11,748                     12,342
Dec-97            11,798                     12,400
Jan-98            11,846                     12,481
Feb-98            11,881                     12,515
Mar-98            11,923                     12,578
Apr-98            11,970                     12,636
May-98            12,015                     12,691
Jun-98            12,054                     12,752
Jul-98            12,095                     12,815
Aug-98            12,216                     12,917
Sep-98            12,320                     13,019
Oct-98            12,375                     13,088
Nov-98            12,388                     13,089
Dec-98            12,444                     13,130
Jan-99            12,481                     13,180
Feb-99            12,456                     13,194
Mar-99            12,531                     13,276
Apr-99            12,556                     13,325
May-99            12,531                     13,363
Jun-99            12,562                     13,425
Jul-99            12,562                     13,485
Aug-99            12,562                     13,525
Sep-99            12,612                     13,594
Oct-99            12,663                     13,629
Nov-99            12,688                     13,657
Dec-99            12,675                     13,688
Jan-00            12,701                     13,722
Feb-00            12,882                     13,791
Mar-00            12,929                     13,854
Apr-00            12,978                     13,935
May-00            13,012                     13,986
Jun-00            13,084                     14,095


AVERAGE ANNUAL RETURNS+
THROUGH 6/30/00
                                                                 Since Inception
                             Six Months**   1 Year    5 Years        4/07/94
--------------------------------------------------------------------------------
IAI RESERVE PORTFOLIO           3.22%         4.16%     4.50%         4.40%
--------------------------------------------------------------------------------
Salomon Brothers One Year
 Treasury Index Bill            2.98%         4.99%     5.64%         5.65%*

+  PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
*  SINCE 4/01/94
** NOT ANNUALIZED

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                             IAI REGIONAL PORTFOLIO


                                  JUNE 30, 2000
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 83.3%
                                                               Market
                                             Quantity         Value (a)
---------------------------------------------------------------------------
COMMERCIAL SERVICES - 2.1%
R.R. Donnelley & Sons                          11,000      $       248,188
---------------------------------------------------------------------------
CONSUMER NON-DURABLES - 4.6%
McDonald's                                      8,500              279,969
Wm. Wrigley Jr.                                 3,500              280,656
                                                           ----------------
                                                                   560,625
---------------------------------------------------------------------------
CONSUMER SERVICES - 1.6%
DeVry (b)                                       7,200              190,350
---------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 4.8%
Applied Materials (b)                           1,900              172,188
Corning                                         1,500              404,812
                                                           ----------------
                                                                   577,000
---------------------------------------------------------------------------
ENERGY MINERALS - 7.0%
Diamond Offshore Drilling                       7,600              266,950
Exxon Mobil                                     4,200              329,700
Transocean Sedco Forex                          4,700              251,156
                                                           ----------------
                                                                   847,806
---------------------------------------------------------------------------
FINANCIAL - 8.1%
Biotech Holders Trust Depositary Receipts       1,700              302,600
Household International                         5,200              216,125
MGIC Investment                                 4,500              204,750
US Bancorp                                     13,000              250,250
                                                           ----------------
                                                                   973,725
---------------------------------------------------------------------------
HEALTH TECHNOLOGY - 14.7%
Abbott Laboratories                             7,000              311,938
Allergan                                        2,200              163,900
Baxter International                            5,000              351,562
Medtronic                                       8,600              428,388
St. Jude Medical                                6,500              298,188
Sybron International (b)                       11,000              217,937
                                                           ----------------
                                                                 1,771,913
---------------------------------------------------------------------------
PROCESS INDUSTRIES - 3.9%
AptarGroup                                      8,800              237,600
Bemis Company                                   6,800              228,650
                                                           ----------------
                                                                   466,250
---------------------------------------------------------------------------
PRODUCER MANUFACTURING - 8.2%
Avery Dennison                                  4,000              268,500
Minnesota Mining & Manufacturing                4,500              371,250
Pentair                                        10,000              355,000
                                                           ----------------
                                                                   994,750
---------------------------------------------------------------------------

                                                               Market
                                             Quantity         Value (a)
---------------------------------------------------------------------------
RETAIL TRADE - 4.8%
Target                                          4,300     $        249,400
Walgreen                                       10,300              331,531
                                                          -----------------
                                                                   580,931
---------------------------------------------------------------------------
TECHNOLOGY SERVICES - 9.0%
America Online (b)                              3,100              163,525
CDW Computer Centers (b)                        2,200              137,500
DST Systems (b)                                 3,900              296,887
IntraNet Solutions (b)                         12,700              487,362
                                                          -----------------
                                                                 1,085,274
---------------------------------------------------------------------------
TELECOMMUNICATION TECHNOLOGY - 13.1%
ADC Telecommunications (b)                      7,500              629,063
Commscope (b)                                   3,500              143,500
Motorola                                        8,100              235,406
Tekelec (b)                                     4,500              216,844
Telephone & Data Systems                        3,600              360,900
                                                          -----------------
                                                                 1,585,713
---------------------------------------------------------------------------
TRANSPORTATION - 1.4%
C.H. Robinson Worldwide                         3,400              168,300
===========================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $8,689,910) .................................... $       10,050,825
===========================================================================

SHORT - TERM SECURITIES - 15.6%
                                          Principal            Market
     Rate                               Amount/Shares        Value (a)
---------------------------------------------------------------------------
DEMAND NOTES - 11.5% (d)
General Mills (CONSUMER NON-DURABLES)
     6.28%                            $       396,326     $        396,326
Sara Lee (CONSUMER NON-DURABLES)
     6.27%                                    490,987              490,987
Wisconsin Electric (UTILITIES)
     6.31%                                    502,519              502,519
                                                          -----------------
                                                                 1,389,832
---------------------------------------------------------------------------
INVESTMENT COMPANY - 4.1%
Firstar Institutional Money Market Fund
     6.27%                                    493,591              493,591
===========================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $1,883,423) .................................... $        1,883,423
===========================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $10,573,333) (e)................................ $       11,934,248
===========================================================================
OTHER ASSETS AND LIABILITIES (NET) - 1.1%
 ....................................................... $          137,436
===========================================================================
TOTAL NET ASSETS
 ....................................................... $       12,071,684
===========================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 10

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                             IAI BALANCED PORTFOLIO


                                  JUNE 30, 2000
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


COMMON STOCKS - 58.3%
                                                               Market
                                             Quantity         Value (a)
---------------------------------------------------------------------------
COMMERCIAL SERVICES - 0.8%
Amdocs (b)                                        380      $        29,165
---------------------------------------------------------------------------
CONSUMER NON-DURABLES - 1.8%
Colgate-Palmolive                                 340               20,358
PepsiCo                                           970               43,104
                                                           ----------------
                                                                    63,462
---------------------------------------------------------------------------
CONSUMER SERVICES - 2.4%
Clear Channel Communications (b)                  475               35,625
Comcast-Special Class A (b)                       575               23,288
Time Warner                                       340               25,840
                                                           ----------------
                                                                    84,753
---------------------------------------------------------------------------
ELECTRONIC TECHNOLOGY - 12.6%
Analog Devices (b)                                455               34,580
Applied Materials (b)                             325               29,453
Cisco Systems (b)                                 935               59,431
EMC (b)                                           430               33,083
Flextronics International (b)                   1,170               80,364
Intel                                             655               87,565
JDS Uniphase (b)                                  170               20,379
Palm (b)                                          675               22,528
Sun Microsystems (b)                              415               37,739
Synopsys (b)                                    1,190               41,129
                                                           ----------------
                                                                   446,251
---------------------------------------------------------------------------
ENERGY MINERALS - 4.1%
Chevron                                           240               20,355
Exxon Mobil                                       685               53,772
Halliburton                                       735               34,683
Schlumberger                                      340               25,373
Texaco                                            190               10,118
                                                           ----------------
                                                                   144,301
---------------------------------------------------------------------------
FINANCIAL - 6.0%
American International Group                      265               31,138
Bank of America                                   440               18,920
Charles Schwab                                    895               30,094
The Chase Manhattan                               405               18,655
Citigroup                                         705               42,476
Federal home Loan Mortgage                        615               24,907
Mellon Financial                                  635               23,138
Wells Fargo                                       620               24,025
                                                           ----------------
                                                                   213,353
---------------------------------------------------------------------------
HEALTH SERVICES - 1.8%
Cardinal Health                                   870               64,380
---------------------------------------------------------------------------

                                                               Market
                                             Quantity         Value (a)
---------------------------------------------------------------------------
HEALTH TECHNOLOGY - 6.9%
Baxter International                              405       $       28,477
Bristol-Myers Squibb                              340               19,805
Eli Lilly                                         400               39,950
Medtronic                                       1,235               61,518
Pfizer                                          1,003               48,144
Schering Plough                                   930               46,965
                                                            ---------------
                                                                   244,859
---------------------------------------------------------------------------
PROCESS INDUSTRIES - 3.0%
General Electric                                1,575               83,475
Praxair                                           625               23,398
                                                            ---------------
                                                                   106,873
---------------------------------------------------------------------------
PRODUCER MANUFACTURING - 2.2%
Tyco International, foreign                     1,620               76,748
---------------------------------------------------------------------------
RETAIL TRADE - 5.0%
CVS                                               700               28,000
Dollar General                                  2,162               42,159
The Gap                                           865               27,031
Lowe's Companies                                  575               23,611
Target                                            475               27,550
Wal-Mart Stores                                   520               29,965
                                                            ---------------
                                                                   178,316
---------------------------------------------------------------------------
TECHNOLOGY SERVICES - 5.3%
America Online (b)                                620               32,705
Global Crossing, foreign (b)                    1,200               31,575
Microsoft (b)                                     945               75,600
Oracle (b)                                        565               47,495
                                                            ---------------
                                                                   187,375
---------------------------------------------------------------------------
TELECOMMUNICATION TECHNOLOGY - 3.8%
Lucent Technologies                               955               56,584
Motorola                                          570               16,566
Nortel Networks                                   480               32,760
Worldcom (b)                                      635               29,131
                                                            ---------------
                                                                   135,041
---------------------------------------------------------------------------
UTILITIES - 2.6%
AT&T                                              667               21,094
Bell Atlantic                                     630               32,012
Enron                                             380               24,510
Sprint                                            300               15,300
                                                            ---------------
                                                                    92,916
===========================================================================
TOTAL INVESTMENTS IN COMMON STOCKS
(COST: $1,837,725) ...................................... $      2,067,793
===========================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 10

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                             IAI BALANCED PORTFOLIO


                                  JUNE 30, 2000
                                   (UNAUDITED)


U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS - 40.0%
                                                                                                  Principal          Market
                                                                      Rate        Maturity         Amount           Value (a)
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY NOTES - 18.2%
                                                                      6.13 %       09/30/00     $    25,000      $       25,000
                                                                      5.38         02/15/01          50,000              49,672
                                                                      8.00         05/15/01          25,000              25,320
                                                                      7.50         11/15/01          50,000              50,641
                                                                      6.25         01/31/02          75,000              74,719
                                                                      7.50         05/15/02          70,000              71,291
                                                                      5.63         12/31/02          75,000              73,664
                                                                      6.25         02/15/03          75,000              74,789
                                                                      6.00         08/15/09         100,000              99,187
                                                                      6.50         02/15/10         100,000             103,406
                                                                                                                 ---------------
                                                                                                                        647,689
--------------------------------------------------------------------------------------------------------------------------------
U.S. TREASURY BONDS - 7.7%
                                                                      7.50         11/15/16          35,000              39,419
                                                                      8.88         02/15/19          95,000             122,016
                                                                      5.25         02/15/29         125,000             110,899
                                                                                                                 ---------------
                                                                                                                        272,334
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 14.1%
Fannie Mae                                                            5.63         03/15/01          25,000              24,794
Fannie Mae                                                            7.13         02/15/05          45,000              45,156
Fannie Mae                                                            6.40         05/14/09          50,000              46,602
Fannie Mae                                                            6.21         08/06/38          35,000              31,184
Federal Farm Credit Bank                                              5.57         03/23/01         110,000             109,035
Freddie Mac                                                           6.25         10/15/02          50,000              49,283
Inter - American Development Bank                                     5.63         04/16/09         215,000             193,231
                                                                                                                 ---------------
                                                                                                                        499,285
================================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS
(COST: $1,448,082) ..........................................................................................  $      1,419,308
================================================================================================================================


SHORT TERM SECURITY - 1.0%
                                                                                                                     Market
                                                                      Rate                           Shares         Value (a)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY
Firstar Institutional Money Market                                    6.27 %                          36,082     $       36,082
================================================================================================================================
TOTAL INVESTMENT IN SHORT-TERM SECURITY
(COST: $36,082)............................................................................................... $         36,082
================================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $3,321,889) (e)  ...................................................................................... $      3,523,183
================================================================================================================================
OTHER ASSETS AND LIABILITIES (NET) - 0.7%
 .............................................................................................................. $         24,776
================================================================================================================================
TOTAL NET ASSETS
 .............................................................................................................. $      3,547,959
================================================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 10

--------------------------------------------------------------------------------
                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

                              IAI RESERVE PORTFOLIO


                                  JUNE 30, 2000
                                   (UNAUDITED)
          (PERCENTAGE FIGURES INDICATE PERCENTAGE OF TOTAL NET ASSETS)


U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.7%
                                                                                                  Principal           Market
                                                                       Rate         Maturity       Amount           Value (a)
--------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 71.7%
Fannie Mae                                                             5.63         03/15/01   $       90,000      $     89,259
Federal Farm Credit Bank                                               5.13         04/02/01           75,000            74,055
Federal Home Loan Bank                                                 5.13         04/17/01          140,000           138,127
Freddie Mac                                                            6.00         07/20/01          125,000           123,813
                                                                                                                   -------------
                                                                                                                        425,254
================================================================================================================================
TOTAL INVESTMENTS IN U.S. GOVERNMENT AGENCY OBLIGATIONS
(COST: $429,633)  .............................................................................................. $      425,254
================================================================================================================================


SHORT-TERM SECURITIES - 22.4%
                                                                                                    Principal         Market
                                                                       Rate                       Amount/Shares     Value (a)
--------------------------------------------------------------------------------------------------------------------------------
DEMAND NOTES - 13.6% (d)
General Mills (CONSUMER NON-DURABLES)                                  6.28 %                  $       26,925      $     26,925
Sara Lee (CONSUMER NON-DURABLES)                                       6.27                            26,901            26,901
Wisconsin Electric (UTILITIES)                                         6.31                            26,911            26,911
                                                                                                                   -------------
                                                                                                                         80,737
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES - 8.8%
Firstar Institutional Money Market                                     6.27                            26,912            26,912
Firstar US Government Money Market                                     5.74                            25,474            25,474
                                                                                                                   -------------
                                                                                                                         52,386
================================================================================================================================
TOTAL INVESTMENTS IN SHORT-TERM SECURITIES
(COST: $133,123)................................................................................................ $      133,123
================================================================================================================================
TOTAL INVESTMENTS IN SECURITIES
(COST: $562,756) (e) ........................................................................................... $      558,377
================================================================================================================================
OTHER ASSETS & LIABILITIES (NET) - 5.9%
 ................................................................................................................ $       35,235
================================================================================================================================
TOTAL NET ASSETS
 ............................................................................................................... $      593,612
================================================================================================================================


         SEE ACCOMPANYING NOTES TO SCHEDULES OF INVESTMENTS ON PAGE 10

--------------------------------------------------------------------------------
                        NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.


                                  JUNE 30, 2000
                                   (UNAUDITED)


                                       (a)
Market value of securities is determined as described in Note 1 to the financial statements, under "Security Valuation".

                                       (b)
                    Currently non-income producing security.

                                       (c)
    This security pays no coupon interest and the principal amount is paid at maturity. Interest rate shown represents yield-to-maturity at date of purchase.

                                       (d)
Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of June 30, 2000.

                                       (e)
  At June 30, 2000, the cost of securities for federal income tax purposes and the aggregate gross unrealized appreciation and depreciation based on that cost were as follows:

-----------------------------------------------------------------------------------------------------
                                                 IAI REGIONAL       IAI BALANCED       IAI RESERVE
                                                  PORTFOLIO          PORTFOLIO          PORTFOLIO
-----------------------------------------------------------------------------------------------------
Cost for federal income tax purposes            $ 10,573,333       $  3,321,889       $    562,756
                                              =======================================================

Gross unrealized appreciation                   $  1,772,810       $    403,991       $         --
Gross unrealized depreciation                       (411,895)          (202,697)            (4,379)
                                              -------------------------------------------------------
Net unrealized appreciation (depreciation)      $  1,360,915       $    201,294       $     (4,379)
                                              =======================================================
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.


                                  JUNE 30, 2000
                                   (UNAUDITED)

                                                                        IAI REGIONAL       IAI BALANCED        IAI RESERVE
                                                                         PORTFOLIO           PORTFOLIO          PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
ASSETS
    Investments in securities, at market
       (Cost: $10,573,333; $3,321,889; and $562,756, respectively)     $   11,934,248     $    3,523,183     $      558,377
    Cash                                                                           --                  8             29,144
    Receivable for investment securities sold                                 146,214                 --                 --
    Dividends and accrued interest receivable                                   9,803             25,508              7,946
    Receivable from Advisers                                                       --              2,615              2,862
                                                                    --------------------------------------------------------
       TOTAL ASSETS                                                        12,090,265          3,551,314            598,329
                                                                    --------------------------------------------------------
LIABILITIES
    Bank overdraft                                                                 58                 --                 --
    Payable to Advisers                                                         7,223                 --                 --
    Accrued other expenses                                                     11,300              3,355              4,717
                                                                    --------------------------------------------------------
       TOTAL LIABILITIES                                                       18,581              3,355              4,717
                                                                    --------------------------------------------------------
          NET ASSETS                                                   $   12,071,684     $    3,547,959     $      593,612
                                                                    ========================================================

NET ASSETS REPRESENTED BY:
    Paid in capital                                                    $    9,800,990     $    3,308,377     $      599,943
    Undistributed net investment income                                        31,680             37,411                442
    Accumulated net realized gains (losses) on investments                    878,099                877             (2,394)
    Unrealized appreciation (depreciation) on investments                   1,360,915            201,294             (4,379)
                                                                    --------------------------------------------------------
          NET ASSETS
                                                                       $   12,071,684     $    3,547,959     $      593,612
                                                                    ========================================================
       Shares of common stock outstanding; authorized 10 billion
             shares of $.01 par value stock                                   737,635            255,533             60,211
                                                                    --------------------------------------------------------

       NET ASSET VALUE PER SHARE OF OUTSTANDING CAPITAL STOCK          $        16.37     $        13.88     $         9.86
                                                                    ========================================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 19

--------------------------------------------------------------------------------
                            STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.


                         SIX MONTHS ENDED JUNE 30, 2000
                                   (UNAUDITED)

                                                                       IAI REGIONAL        IAI BALANCED       IAI RESERVE
                                                                        PORTFOLIO           PORTFOLIO          PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
    Income:
       Interest                                                      $       45,736      $       48,386     $       17,058
       Dividends                                                             44,056               6,949                 --
                                                                   --------------------------------------------------------
         TOTAL INCOME                                                        89,792              55,335             17,058
                                                                   --------------------------------------------------------

    Expenses:
       Investment advisory fees                                              41,099              11,689              1,383
       Dividend-disbursing, administrative, and accounting fees               6,318               1,805                307
       Custodian fees                                                         2,730               2,148              1,274
       Compensation of Directors                                              5,216               1,487                352
       Professional fees                                                      2,366                 604                 --
       Printing and shareholder reporting                                        --                   2                182
       Other expenses                                                           364                 180                 12
                                                                   --------------------------------------------------------
         TOTAL EXPENSES                                                      58,093              17,915              3,510
         Less fees reimbursed or waived by Advisers                              --                  --                 --
                                                                   --------------------------------------------------------
         NET EXPENSES                                                        58,093              17,915              3,510
                                                                   --------------------------------------------------------
            NET INVESTMENT INCOME                                            31,699              37,420             13,548
                                                                   --------------------------------------------------------

NET REALIZED AND UNREALIZED GAINS (LOSSES)
    Net realized gains (losses) on investments                              878,568               4,533             (2,375)
    Net change in unrealized appreciation or depreciation on
       investment securities                                               (356,751)             26,195              2,049
                                                                   --------------------------------------------------------
            NET GAIN (LOSS) ON INVESTMENTS                                  521,817              30,728               (326)
                                                                   --------------------------------------------------------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $      553,516      $       68,148     $       13,222
                                                                   ========================================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 19

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.


                             IAI REGIONAL PORTFOLIO

                                                                         Period ended
                                                                        June 30, 2000       Year ended
                                                                         (UNAUDITED)     December 31, 1999
----------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                             $       31,699      $       40,242
     Net realized gains                                                       878,568           1,750,580
     Net change in unrealized appreciation (depreciation)                    (356,751)            386,266
                                                                     -------------------------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 553,516           2,177,088
                                                                     -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (40,338)            (85,157)
     Net realized gains                                                    (1,750,140)           (156,639)
                                                                     -------------------------------------
         TOTAL DISTRIBUTIONS                                               (1,790,478)           (241,796)
                                                                     -------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 26,254 and 26,934 shares                       490,553             434,657
     Net asset value of 107,795 and 15,188 shares issued
          in reinvestment of distributions                                  1,790,477             241,796
     Cost of 131,677 and 310,547 shares redeemed                           (2,377,484)         (4,944,742)
                                                                     -------------------------------------
         DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS               (96,454)         (4,268,289)
                                                                     -------------------------------------
         TOTAL DECREASE IN NET ASSETS                                      (1,333,416)         (2,332,997)

             NET ASSETS AT BEGINNING OF PERIOD                             13,405,100          15,738,097
                                                                     -------------------------------------

             NET ASSETS AT END OF PERIOD                               $   12,071,684      $   13,405,100
                                                                     =====================================
                 Including undistributed net investment income of:     $       31,680      $       40,319
                                                                     =====================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 19

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.


                             IAI BALANCED PORTFOLIO

                                                                        Period ended
                                                                        June 30, 2000        Year ended
                                                                         (UNAUDITED)     December 31, 1999
----------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                             $       37,420      $       97,676
     Net realized gains                                                         4,533             276,158
     Net change in unrealized appreciation (depreciation)                      26,195            (233,992)
                                                                     -------------------------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  68,148             139,842
                                                                     -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                    (97,756)            (81,592)
     Net realized gains                                                      (278,072)           (130,562)
                                                                     -------------------------------------
         TOTAL DISTRIBUTIONS                                                 (375,828)           (212,154)
                                                                     -------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 8,445 and 66,993 shares                        127,752           1,017,054
     Net asset value of  27,254 and 14,403 shares issued
         in reinvestment of distributions                                     375,827             212,154
     Cost of 30,375 and 56,153 shares redeemed                               (463,260)           (850,999)
                                                                     -------------------------------------
         INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS                40,319             378,209
                                                                     -------------------------------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                             (267,361)            305,897

             NET ASSETS AT BEGINNING OF PERIOD                              3,815,320           3,509,423
                                                                     -------------------------------------

             NET ASSETS AT END OF PERIOD                               $    3,547,959      $    3,815,320
                                                                     =====================================
                 Including undistributed net investment income of:     $       37,411      $       97,747
                                                                     =====================================



           SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 19

--------------------------------------------------------------------------------
                       STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.


                              IAI RESERVE PORTFOLIO

                                                                               Period ended
                                                                               June 30, 2000        Year ended
                                                                                (UNAUDITED)      December 31, 1999
------------------------------------------------------------------------------------------------------------------
OPERATIONS
     Net investment income                                                     $       13,548      $       29,606
     Net realized gains                                                                (2,375)                (19)
     Net change in unrealized appreciation (depreciation)                               2,049             (10,649)
                                                                             -------------------------------------
         NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          13,222              18,938
                                                                             -------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (21,403)            (24,455)
     Net realized gains                                                                    --              (1,262)
                                                                             -------------------------------------
         TOTAL DISTRIBUTIONS                                                          (21,403)            (25,717)
                                                                             -------------------------------------

CAPITAL SHARE TRANSACTIONS
     Net proceeds from sale of 2,819 and 15,865 shares                                 27,949             280,059
     Net asset value of 2,181 and 1,592  shares issued
         in reinvestment of distributions                                              21,403              25,717
     Cost of 9,065 and 9,295 shares redeemed                                          (89,475)           (291,357)
                                                                             -------------------------------------
         INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS            (40,123)             14,419
                                                                             -------------------------------------
         TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (48,304)              7,640

             NET ASSETS AT BEGINNING OF PERIOD                                        641,916             634,276
                                                                             -------------------------------------

             NET ASSETS AT END OF PERIOD                                       $      593,612      $      641,916
                                                                             =====================================
                 Including undistributed net investment income of:             $          442      $        8,297
                                                                             =====================================


            SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS ON PAGE 19

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.

                             IAI REGIONAL PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                        Six months ended                    Years ended December 31,
                                                          June 30, 2000   ---------------------------------------------------------
                                                           (UNAUDITED)         1999        1998        1997        1996      1995
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
  Beginning of period                                        $ 18.23        $ 15.68     $ 16.31     $ 15.02     $ 14.16    $ 10.62
                                                           ------------------------------------------------------------------------

OPERATIONS
  Net investment income                                         0.05           0.05***     0.08        0.08        0.05       0.06
  Net realized and unrealized gains                             0.81           2.79        0.18        1.90        1.60       3.50
                                                           ------------------------------------------------------------------------
       TOTAL FROM OPERATIONS                                    0.86           2.84        0.26        1.98        1.65       3.56
                                                           ------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (0.06)         (0.10)      (0.09)      (0.07)      (0.05)     (0.02)
  Net realized gains                                           (2.66)         (0.19)      (0.80)      (0.62)      (0.74)        --
                                                           ------------------------------------------------------------------------
       TOTAL DISTRIBUTIONS                                     (2.72)         (0.29)      (0.89)      (0.69)      (0.79)     (0.02)
                                                           ------------------------------------------------------------------------

NET ASSET VALUE
  End of period                                              $ 16.37        $ 18.23     $ 15.68     $ 16.31     $ 15.02    $ 14.16
                                                           ========================================================================

Total investment return*                                        4.54%         18.37%       1.56%      13.45%      11.88%     33.51%

Net assets at end of period (000's omitted)                  $12,072        $13,405     $15,738     $17,085     $11,831    $ 5,105

RATIOS:
  Expenses to average daily net assets**                        0.92%****      0.88%       0.94%       0.90%       1.03%      1.37%
  Net investment income to average daily net assets**           0.50%****      0.29%       0.50%       0.65%       0.77%      1.12%
  Portfolio turnover rate (excluding short-term securities     121.9%         123.4%       74.3%       62.1%       78.4%     156.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $6,737 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1995. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.64% AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 0.85%.

*** NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME DIVIDED BY THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

**** ANNUALIZED.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.

                             IAI BALANCED PORTFOLIO


 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                         Six months ended                   Years ended December 31,
                                                          June 30, 2000     ------------------------------------------------------
                                                           (UNAUDITED)        1999         1998       1997       1996       1995
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
  Beginning of period                                         $15.25         $15.60       $14.29     $12.71     $11.78     $10.22
                                                            ----------------------------------------------------------------------

OPERATIONS
  Net investment income                                         0.16***        0.41***      0.31       0.27       0.22       0.09
  Net realized and unrealized gains                             0.10           0.16         1.40       1.81       0.92       1.56
                                                            ----------------------------------------------------------------------
       TOTAL FROM OPERATIONS                                    0.26           0.57         1.71       2.08       1.14       1.65
                                                            ----------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income                                        (0.42)         (0.35)       (0.26)     (0.24)     (0.10)     (0.09)
  Net realized gains                                           (1.21)         (0.57)       (0.14)     (0.26)     (0.11)        --
                                                            ----------------------------------------------------------------------
       TOTAL DISTRIBUTIONS                                     (1.63)         (0.92)       (0.40)     (0.50)     (0.21)     (0.09)
                                                            ----------------------------------------------------------------------

NET ASSET VALUE
  End of period                                               $13.88         $15.25       $15.60     $14.29     $12.71     $11.78
                                                            ======================================================================

Total investment return*                                        2.06%          3.87%       12.11%     16.60%      9.80%     16.21%

Net assets at end of period (000's omitted)                   $3,548         $3,815       $3,509     $2,446     $1,534     $  764

RATIOS:
  Expenses to average daily net assets**                        1.00%****      0.97%        1.02%      1.25%      1.25%      1.70%
  Net investment income to average daily net assets**           2.08%****      2.70%        2.69%      2.63%      2.84%      2.34%
  Portfolio turnover rate (excluding short-term securities)     41.2%         126.1%        40.9%      38.8%      67.4%      56.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $793, $10,627, $1,753, $8,031, AND $13,428 IN EXPENSES FOR THE YEAR ENDED DECEMBER 31, 1999, 1998, 1997, 1996, AND 1995, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 0.99%, 1.37%, 1.34%, 1.96%, AND 5.29%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 2.68%, 2.34%, 2.54%, 2.13% AND (1.25%), RESPECTIVELY.

*** NET INVESTMENT INCOME PER SHARE REPRESENTS NET INVESTMENT INCOME DIVIDED BY THE AVERAGE SHARES OUTSTANDING THROUGHOUT THE YEAR.

**** ANNUALIZED.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                           IAI RETIREMENT FUNDS, INC.

                              IAI RESERVE PORTFOLIO

 PER SHARE DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD
       AND SELECTED INFORMATION FOR EACH PERIOD INDICATED ARE AS FOLLOWS:

                                                          Six months ended                 Years ended December 31,
                                                           June 30, 2000    -----------------------------------------------------
                                                            (UNAUDITED)        1999       1998       1997       1996       1995
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE
   Beginning of period                                         $ 9.99         $10.08     $10.00     $10.03     $10.05     $10.03
                                                             --------------------------------------------------------------------

OPERATIONS
   Net investment income                                         0.22           0.44       0.47       0.43       0.49       0.48
   Net realized and unrealized gains (losses)                   (0.01)         (0.16)      0.06       0.02      (0.01)      0.02
                                                             --------------------------------------------------------------------
        TOTAL FROM OPERATIONS                                    0.21           0.28       0.53       0.45       0.48       0.50
                                                             --------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                        (0.34)         (0.35)     (0.45)     (0.46)     (0.50)     (0.48)
   Net realized gains                                              --          (0.02)        --      (0.02)        --         --
                                                             --------------------------------------------------------------------
        TOTAL DISTRIBUTIONS                                     (0.34)         (0.37)     (0.45)     (0.48)     (0.50)     (0.48)
                                                             --------------------------------------------------------------------

NET ASSET VALUE
   End of period                                               $ 9.86         $ 9.99     $10.08     $10.00     $10.03     $10.05
                                                             ====================================================================

Total investment return*                                         3.22%          2.89%      5.46%      4.62%      4.93%      5.09%

Net assets at end of period (000's omitted)                    $  594         $  642     $  634     $1,021     $  528     $  844

RATIOS:
   Expenses to average daily net assets**                        1.14%****      1.01%      0.68%      0.85%      0.85%      1.03%
   Net investment income to average daily net assets**           4.41%****      4.32%      4.57%      4.57%      4.54%      4.84%
   Portfolio turnover rate (excluding short-term securities)      0.0%         120.9%     129.0%       0.0%     185.3%       0.0%


* TOTAL INVESTMENT RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE OF A SHARE DURING THE PERIOD AND ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AT NET ASSET VALUE.

** THE PORTFOLIO'S ADVISER VOLUNTARILY WAIVED $4,474, $7,960, $8,479, $9,034 AND $11,528 IN EXPENSES FOR THE YEARS ENDED DECEMBER 31, 1999, 1998, 1997, 1996, AND 1995, RESPECTIVELY. IF THE PORTFOLIO HAD BEEN CHARGED THESE EXPENSES, THE RATIO OF EXPENSES TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 1.66%, 1.69%, 2.25%, 1.81% AND 2.62%, RESPECTIVELY, AND THE RATIO OF NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN 3.66%, 3.56%, 3.17%, 3.58% AND 3.25%, RESPECTIVELY.

**** ANNUALIZED.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            IAI RETIREMENT FUNDS INC.

                                  JUNE 30, 2000
                                   (UNAUDITED)

[1] SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

IAI Retirement Funds, Inc. is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. IAI Regional Portfolio (Regional Portfolio), IAI Balanced Portfolio (Balanced Portfolio) and IAI Reserve Portfolio (Reserve Portfolio) are separate portfolios of IAI Retirement Funds, Inc. Portfolio shares are not offered directly to the public, but sold only to selected insurance companies' separate accounts in connection with variable life insurance policies or variable annuity contracts. The Regional Portfolio has a primary objective of long-term appreciation through investments in equity securities. The Balanced Portfolio has a primary objective of maximum total return through investment in stocks, bonds and short-term instruments. The Reserve Portfolio has a primary objective of providing a high level of current income consistent with the preservation of capital and liquidity. This report covers only the Regional Portfolio, Balanced Portfolio and Reserve Portfolio (the Portfolios).

Significant accounting policies followed by the Portfolios are summarized below:

SECURITY VALUATION
Portfolio securities are valued at the close of the New York Stock Exchange on each trading day. Listed and unlisted securities for which such information is regularly reported are valued at the last sale price of the day or, in the absence of sales, at values based on the closing bid or the last sale price on the prior trading day. Long-term and short-term "non-money market" debt securities are valued by a portfolio pricing service. Securities which cannot be valued by the portfolio pricing service are valued using dealer-supplied valuations, or are valued under consistently applied procedures established by the Board of Directors to determine fair value in good faith. Short-term "money market type" debt securities having a remaining maturity of 60 days or less at acquisition are valued at cost adjusted for amortization to maturity of any premium or discount.

FEDERAL TAXES
Since it is each Portfolio's policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders, no provision for income taxes is required.

Net investment income and net realized gains may differ for financial statement and tax purposes primarily because of the deferral of "wash sale" losses for tax purposes. The character of distributions made during the year for net investment income or net realized gains may also differ from its ultimate characterization for tax purposes.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
The Portfolios record security transactions on trade date, the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income, including level yield amortization of discount, is accrued daily. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date. Distributions from net investment income are made annually for Regional Portfolio and Balanced Portfolio and monthly for Reserve Portfolio. Capital gains, if any, are primarily distributed in June. Additional capital gains distributions as needed to comply with federal tax regulations are distributed during the year.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                            IAI RETIREMENT FUNDS INC.

                                  JUNE 30, 2000
                                   (UNAUDITED

[2] COMMITMENTS AND CONTINGENCIES

Regional Portfolio, Balanced Portfolio and Reserve Portfolio, together with other Funds advised by Advisers, have an available joint line of credit of $25,000,000 with Firstar Bank, N.A at the prime interest rate less 2%. To the extent funds are drawn against the line, securities are segregated by the Portfolios. No compensating balances are required under the line of credit, however, a commitment fee of .10% per annum on the commitment amount of the line is payable quarterly in arrears. Advisers has agreed to pay the commitment fee on behalf of the Portfolios. During the six months ended June 30, 2000, the Portfolios did not access the line of credit.

[3] FEES AND EXPENSES

Under the terms of an investment advisory agreement, Regional Portfolio, Balanced Portfolio and Reserve Portfolio pay Investment Advisers, Inc. (Advisers) an advisory fee based upon average daily net assets equal, on an annual basis, to .65%, .65% and .45%, respectively.

Each Portfolio also pays an annual fee to Advisers for acting as the Portfolios' dividend-disbursing, administrative, and accounting services agent. The fee is based on an annual rate of .10% of average daily net assets for each Portfolio.

In addition to the advisory fees, the Portfolios are responsible for paying their operating expenses, including costs incurred in the purchase and sale of assets.

[4] INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES
For the year ended June 30, 2000, purchases of securities and sales proceeds, other than investments in short-term securities for the Portfolios, were as follows:

-------------------------------------------------------------------------------------------
                             PURCHASES        PURCHASES           SALES            SALES
                          U.S. GOVERNMENT       OTHER        U.S. GOVERNMENT       OTHER
-------------------------------------------------------------------------------------------
IAI REGIONAL PORTFOLIO      $        --      $13,351,813      $        --      $15,492,848

IAI BALANCED PORTFOLIO      $   625,484      $   967,072      $   476,074      $   925,235
IAI RESERVE PORTFOLIO       $        --               --      $    99,234               --
-------------------------------------------------------------------------------------------

                               INVESTMENT ADVISER
                                   AND MANAGER

                            Investment Advisers, Inc.
                                  P.O. Box 357
                         Minneapolis, MN 55440-0357 USA

                                  800.945.3863
                                  612.376.2600


                                    CUSTODIAN

                               Firstar Bank, N.A.
                                425 Walnut Street
                              Cincinnati, OH 45202


                                  LEGAL COUNSEL

                              Dorsey & Whitney LLP
                             220 South Sixth Street
                              Minneapolis, MN 55402


                              INDEPENDENT AUDITORS

                                    KPMG LLP
                               4200 Norwest Center
                              Minneapolis, MN 55402


                                    DIRECTORS

                                 Madeline Betsch
                               W. William Hodgson
                                 George R. Long
                                J. Peter Thompson
                               Charles H. Withers



                                   [LOGO] IAI
                                  MUTUAL FUNDS

                                IAI Mutual Funds
      c/o Firstar Mutual Fund Services, P.O. Box 701, Milwaukee, Wisconsin
                                 53201-0701 USA

                                  800.945.3863